Performance Management	Nov. 01, 2025
Catalyst Insider Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years. Class C shares and Class I shares have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares are different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. The performance table shows average annual total returns for Class A, Class C and Class I shares and how their average annual returns compare over time with those of a broad-based market index and a supplemental index. Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.CatalystMF.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 6.63% (quarter ended June 30, 2020), and the lowest return for a quarter was (5.71)% (quarter ended June 30, 2022). The Class A shares’ year-to-date return as of September 30, 2025 was 3.76%.

Year to Date Return, Label [Optional Text]	The Class A shares’ year-to-date return
Bar Chart, Year to Date Return	3.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	6.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(5.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Class A	1 Year	5 Year	10 Year
Return Before Taxes	2.48%	2.14%	2.60%
Return After Taxes on Distributions	0.58%	0.56%	1.34%
Return After Taxes on Distributions and Sale of Fund Shares	1.43%	0.94%	1.43%
Class C
Return Before Taxes	6.82%	2.40%	2.38%
Class I
Return Before Taxes	7.90%	3.41%	3.40%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
Bloomberg US Govt/Credit 1-3 YR TR Index (reflects no deduction for fees, expenses or taxes)	4.36%	1.58%	1.63%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.CatalystMF.com
Performance Availability Phone [Text]	1-866-447-4228
Catalyst/SMH High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years. Class C shares and Class I shares have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares are different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. The performance table shows average annual total returns for Class A, Class C and Class I shares and how their average annual returns compare over time with those of a broad-based market index and a supplemental index. Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.CatalystMF.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 12.57% (quarter ended June 30, 2016), and the lowest return for a quarter was (19.81)% (quarter ended September 30, 2015). The Class A shares’ year-to-date return as of September 30, 2025 was 14.44%.

Year to Date Return, Label [Optional Text]	The Class A shares’ year-to-date return
Bar Chart, Year to Date Return	14.44%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	12.57%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(19.81%)
Lowest Quarterly Return, Date	Sep. 30, 2015
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Class A	1 Year	5 Year	10 Year
Return Before Taxes	3.84%	4.44%	3.85%
Return After Taxes on Distributions	1.04%	2.03%	1.20%
Return After Taxes on Distributions and Sale of Fund Shares	2.21%	2.33%	1.65%
Class C
Return Before Taxes	8.17%	4.71%	3.56%
Class I
Return Before Taxes	9.29%	5.73%	4.59%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%
ICE BofA US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)	8.11%	4.06%	5.09%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.CatalystMF.com
Performance Availability Phone [Text]	1-866-447-4228
Catalyst/SMH Total Return Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provides an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years. Class C shares and Class I shares have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares are different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. The performance table shows average annual total returns for Class A, Class C and Class I shares and how their average annual returns compare over time with those of a broad-based market index and a supplemental index. Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.CatalystMF.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provides an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 17.82% (quarter ended June 30, 2020), and the lowest return for a quarter was (25.57)% (quarter ended March 31, 2020). The Class A shares’ year-to-date return as of September 30, 2025 was 8.77%.

Year to Date Return, Label [Optional Text]	The Class A shares’ year-to-date return
Bar Chart, Year to Date Return	8.77%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	17.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(25.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Year	10 Year
Class A
Return Before Taxes	4.26%	6.43%	5.12%
Return After Taxes on Distributions	1.19%	4.30%	2.82%
Return After Taxes on Distributions and Sale of Fund Shares	2.46%	4.10%	2.92%
Class C
Return Before Taxes	9.57%	6.85%	4.94%
Class I
Return Before Taxes	10.70%	7.95%	6.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%
ICE BofA High Yield U.S. Corporates Cash Pay Index (reflects no deduction for fees, expenses or taxes)	8.11%	4.06%	5.09%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.CatalystMF.com
Performance Availability Phone [Text]	1-866-447-4228
Catalyst/MAP Global Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years. Class C shares and Class I shares have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares are different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. The performance table shows average annual total returns for Class A, Class C and Class I shares and how their average annual returns compare over time with those of a broad-based market index and supplemental indexes. Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.CatalystMF.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 9.18% (quarter ended June 30, 2020), and the lowest return for a quarter was (14.22)% (quarter ended March 31, 2020). The Fund’s Class A shares year-to-date return as of September 30, 2025 was 13.76%.

Year to Date Return, Label [Optional Text]	The Fund’s Class A shares year-to-date return
Bar Chart, Year to Date Return	13.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	9.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(14.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Year	10 Year
Class A
Return Before Taxes	(1.34)%	1.77%	3.19%
Return After Taxes on Distributions	(3.03)%	0.65%	2.10%
Return After Taxes on Distributions and Sale of Fund Shares	(0.57)%	1.13%	2.25%
Class C
Return Before Taxes	3.77%	2.19%	3.02%
Class I
Return Before Taxes	4.83%	3.24%	4.08%
MSCI ACWI Gross Index (reflects no deduction for fees, expenses or taxes)	18.01%	10.58%	9.79%
MSCI ACWI Value Gross Index (reflects no deduction for fees, expenses or taxes)	11.56%	7.20%	7.03%
50% ICE BofAML 1-3 Year/ 50% - MSCI ACWI Gross (reflects no deduction for fees, expenses or taxes)	11.52%	6.61%	6.18%
50% MSCI ACWI Value/50% ML AAAA 1-3YR (reflects no deduction for fees, expenses or taxes)	8.45%	4.99%	4.85%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.CatalystMF.com
Performance Availability Phone [Text]	1-866-447-4228
Catalyst/CIFC Senior Secured Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years. Class C, Class C-1 and Class I shares have similar annual returns to Class A shares because they are invested in the same portfolio of investments; however, the returns for Class C, Class C-1 and Class I shares are different from Class A shares because Class C, Class C-1 and Class I shares have different expenses than Class A shares. The performance table shows average annual total returns for Class A, Class C, Class C-1 and Class I shares and how their average annual returns compare over time with those of a broad-based market index and a supplemental index. Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Prior to August 1, 2018, the Fund was managed by a different sub-advisor with different investment strategies and policies. The Fund’s past performance may have been different if the Fund were managed by the current Sub-Advisor and, consequently, the performance record may be less pertinent for investors considering whether to purchase shares of the Fund. The Fund’s investment strategies changed on November 1, 2020 to permit the Fund to use derivative instruments for hedging purposes.

Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.CatalystMF.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each of the last ten full calendar years.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 8.70% (quarter ended June 30, 2020), and the lowest return for a quarter was (11.08)% (quarter ended March 31, 2020). The Class A shares’ year-to-date return as of September 30, 2025 was 4.28%.

Year to Date Return, Label [Optional Text]	The Class A shares’ year-to-date return
Bar Chart, Year to Date Return	4.28%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	8.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(11.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
Class A	1 Year	5 Year	10 Year
Return Before Taxes	3.97%	4.14%	4.11%
Return After Taxes on Distributions	0.46%	1.72%	1.83%
Return After Taxes on Distributions and Sale of Fund Shares	2.27%	2.08%	2.08%
Class C
Return Before Taxes	8.33%	4.36%	3.84%
Class I
Return Before Taxes	9.41%	5.39%	4.89%
Class C-1	1 Year		Since Inception (11/1/2022)
Return Before Taxes	8.23%	n/a	10.21%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35% (10 Year) 4.52% (Since 11/1/22)
Morningstar LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	8.95%	5.85%	5.14% (10 Year) 10.94% (Since 11/1/22)

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.CatalystMF.com
Performance Availability Phone [Text]	1-866-447-4228
Catalyst Enhanced Income Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each full calendar year since inception. Class C shares and Class I shares have similar annual returns to Class A shares because they are invested in the same portfolio of securities; however, the returns for Class C shares and Class I shares are different from Class A shares because Class C shares and Class I shares have different expenses than Class A shares. The performance table shows average annual total returns for Class A, Class C and Class I shares and how their average annual returns compare over time with those of a broad-based market index and a supplemental index. Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

The Fund’s returns in the first quarter of 2019 may not be achievable going forward as the Fund’s assets grow. The active trading strategy of the Fund had a significant impact on returns from launch date, especially when depicted as a percentage. The gains from individual trades had a magnified effect on NAV as a result of the small initial launch capital. As the assets grow, the denominator becomes larger, and thus individual trades do not necessarily have as much of an impact on returns. The Sub-Advisor continues to deploy its active trading approach, which seeks to take advantage of market inefficiencies and dislocations.

Updated performance information is available at no cost by calling 1-866-447-4228 and on the Fund’s website at www.CatalystMF.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund. The bar chart shows the total return of its Class A shares for each full calendar year since inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are reflected in the information shown in the table, but the information shown in the bar chart does not reflect sales charges, and, if it did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 11.47% (quarter ended March 31, 2019), and the lowest return for a quarter was (6.85)% (quarter ended March 31, 2020). The Class A shares’ year-to-date return as of September 30, 2025 was (2.51)%.

Year to Date Return, Label [Optional Text]	The Class A shares’ year-to-date return
Bar Chart, Year to Date Return	(2.51%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	11.47%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(6.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Year	Since inception (12/31/18)
Class A
Return Before Taxes	(5.17)%	(1.00)%	1.76%
Return After Taxes on Distributions	(8.45)%	(3.77)%	(0.87)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.05)%	(1.83)%	0.30%
Class C
Return Before Taxes	(0.13)%	(0.57)%	1.99%
Class I
Return Before Taxes	0.87%	0.43%	3.02%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.13%
Bloomberg U.S. MBS Index (reflects no deduction for fees, expenses or taxes)	1.20%	(0.74)%	0.41%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.CatalystMF.com
Performance Availability Phone [Text]	1-866-447-4228